CLEARWATER INVESTMENT TRUST
CLEARWATER SELECT EQUITY FUND
SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 30, 2021, AS SUPPLEMENTED
The date of this Supplement is November 12, 2021.
Effective November 5, 2021, the Board of Trustees (the “Board”) has approved an investment subadvisory agreement with an additional subadviser to the Clearwater Select Equity Fund (the “Select Equity Fund”), Rice Hall James & Associates, LLC (“RHJ”). In connection with the change, the current allocation to Parametric Portfolio Associates LLC (“Parametric”) will be reduced.
Appointment of RHJ as Subadviser
Effective immediately, the Prospectus is amended as follows.

1.	The second paragraph of the section titled “SUMMARY SECTION – Clearwater Select Equity Fund – Principal Investment Strategies” in the Prospectus is deleted and replaced with the following:
Clearwater Management Co., Inc. (“CMC”) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The Fund uses a “multi-style, multi-manager” approach. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day‑to‑day management for the Fund: Cooke & Bieler, L.P (“Cooke & Bieler”), Jackson Square Partners, LLC (“Jackson Square”), Parametric Portfolio Associates LLC (“Parametric”), Pzena Investment Management LLC (“Pzena”), Rice Hall James & Associates, LLC (“RHJ”) and Wasatch Global Investors (“Wasatch”). The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 10% of the Fund’s assets will be allocated to Parametric and the remaining assets will be allocated to one or more of the Fund’s five other subadvisers that provide day‑to‑day management of the Fund. A subadviser may focus its investments in micro-, small- and/or medium‑sized companies. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the S&P SmallCap 600® Index as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the S&P SmallCap 600® Index at any given time. The market capitalization of the companies included in the S&P SmallCap 600® Index as of December 31, 2020 was between $117.2 million and $6 billion. Cooke & Bieler seeks to buy businesses that it believes will compound value over time and to reduce risk through its stringent research process and decisions to purchase stocks at attractive prices. Jackson Square invests primarily in common stocks of growth-oriented companies that it believes have long-term capital appreciation potential and may grow faster than the U.S. economy. Pzena’s investment philosophy is a value equity strategy based on a fundamental, bottom‑up research process. RHJ utilizes a Micro Cap Opportunities strategy that employs a fundamental, bottom‑up analytical process to identify companies that meet three primary criteria: high earnings growth, high or improving return‑on‑invested capital (“ROIC”), and sustainable competitive advantages. Wasatch’s Micro Cap Value investment strategy seeks to identify companies through a “bottom‑up” process of fundamental analysis that are believed to be temporarily undervalued but have significant potential for stock appreciation. Wasatch primarily invests in value companies, but it may also invest in growth companies if it believes that a company’s current valuation is at a sufficient discount to its projected long-term earnings growth rate. Fiduciary Counselling, Inc. (“FCI”) also acts as a subadviser to the Fund, but does not provide day‑to‑day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by the Fund’s adviser.

2.	The section titled “SUMMARY SECTION – Clearwater Select Equity Fund – Fund Adviser and Portfolio Managers” in the Prospectus is deleted and replaced with the following:
Fund Adviser and Portfolio Managers
The Fund’s adviser is CMC. FCI acts as a subadviser to the Fund, but does not provide day‑to‑day management.

Subadvisers	Portfolio Managers	Period of Service
Cooke & Bieler	Michael M. Meyer, CFA, Partner Edward W. O’Connor, CFA, Partner R. James O’Neil, CFA, Partner Mehul Trivedi, CFA, Partner William Weber, CFA, Partner	All have been portfolio managers of the Fund since 2017.
Jackson Square	Christopher Bonavico, Portfolio Manager, Analyst Kenneth Broad, Portfolio Manager, Analyst Ian Ferry, Portfolio Manager, Analyst	All have been portfolio managers of the Fund since 2020.
Parametric	James Reber, Managing Director, Portfolio Management Thomas Seto, Head of Investment Management Xiaozhen Li, PhD, CFA, Director, Custom Core Portfolio Management	All have been portfolio managers of the Fund since 2020.
Pzena	John J. Flynn, Principal Evan D. Fox, CFA, Principal Benjamin S. Silver, CFA, CPA, Principal	All have been portfolio managers of the Fund since 2017.
RHJ	Louis M. Holtz, CFA Yossi Lipsker, CFA	All have been portfolio managers of the Fund since 2021.
Wasatch	Brian Bythrow, CFA	Mr. Bythrow has been a portfolio manager of the Fund since 2021.

3.	The second and third paragraphs in the section titled “Clearwater Select Equity Fund – Principal Investment Strategies” in the Prospectus are deleted and replaced with the following:
CMC serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day‑to‑day management for the Fund: Cooke & Bieler, L.P. (“Cooke & Bieler”), Jackson Square Partners, LLC (“Jackson Square”), Parametric Portfolio

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Associates LLC (“Parametric”), Pzena Investment Management LLC (“Pzena”), Rice Hall James & Associates, LLC (“RHJ”) and Wasatch Global Investors (“Wasatch”). FCI also acts as a subadviser to the Fund, but does not provide day‑to‑day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by the Fund’s adviser.
CMC considers a variety of factors in determining the allocation of the Fund’s assets among the subadvisers. The adviser may consider a subadviser’s investment style, performance record, and the characteristics of the Fund’s typical portfolio investments, such as capitalization size, growth and profitability measures, valuation measures, economic sector weightings, and earnings and price volatility statistics. The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 10% of the Fund’s net assets will be allocated to Parametric and the remaining assets will be allocated to one or more of Cooke & Bieler, Jackson Square, Pzena, RHJ and Wasatch. A subadviser may focus its investments in micro-, small- and/or medium‑sized companies.

4.	The following paragraph is added to the section titled “Clearwater Select Equity Fund – Principal Investment Strategies” in the Prospectus:
RHJ utilizes a Micro Cap Opportunities strategy that employs a fundamental, bottom‑up analytical process to identify companies that meet three primary criteria: high earnings growth, high or improving return‑on‑invested capital (“ROIC”), and sustainable competitive advantages. RHJ’s philosophy is rooted in its belief that high relative returns are achieved by owning companies that not only exhibit earnings growth, but also can sustainably generate high returns on invested capital for long periods of time. RHJ generally sells a stock if it determines that there has been an adverse change in the company’s fundamentals or competitive advantage, or relative valuation.

5.	The following is added to the fourth paragraph of the section titled “MANAGEMENT – Management Services and Fees” in the Prospectus:
With respect to the subadvisory contract with RHJ, a discussion regarding the basis for the Board of Trustees’ approval of the subadvisory contract will be included in the annual report of the Trust for the fiscal period ended December 31, 2021 when available.

6.	The following is added as an additional paragraph in the section titled “MANAGEMENT – Management Services and Fees” in the Prospectus:
CMC has engaged Rice Hall James & Associates, LLC (“RHJ”) as a subadviser to select investments for a portion of the Select Equity Fund. RHJ is an employee-owned Delaware limited liability company and is a registered investment adviser under the Advisers Act. RHJ’s address is 600 West Broadway, Suite 1000, San Diego, California 92101. As of August 31, 2021, RHJ had approximately $3.04 billion in assets under management.

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7.	The following rows are added in the section titled “MANAGEMENT – The Portfolio Managers” in the Prospectus:

Fund	Subadviser	Portfolio Manager	Since	Past 5 years’ business experience
Select Equity Fund	RHJ	Louis M. Holtz, CFA	2021	Mr. Holtz is a portfolio manager with RHJ and manages the Micro, Small and SMID Opportunities strategies. He joined the firm in 2008.
Select Equity Fund	RHJ	Yossi Lipsker, CFA	2021	Mr. Lipsker is a portfolio manager with RHJ and manages the Micro, Small and SMID Opportunities strategies. He joined the firm in 2008.

8.	On page 67 of the Prospectus, the following is added under “CLEARWATER INVESTMENT TRUST – Clearwater Select Equity Fund Subadvisers”:
Rice Hall James & Associates, LLC
600 West Broadway, Suite 1000
San Diego, California 92101
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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CLEARWATER INVESTMENT TRUST

CLEARWATER SELECT EQUITY FUND

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED APRIL 30, 2021, AS SUPPLEMENTED

The date of this Supplement is November 12, 2021.

Effective November 5, 2021, the Board of Trustees (the “Board”) has approved an investment subadvisory agreement with an additional subadviser to the Clearwater Select Equity Fund (the “Select Equity Fund”), Rice Hall James & Associates, LLC (“RHJ”). In connection with the change, the current allocation to Parametric Portfolio Associates LLC (“Parametric”) will be reduced.

Appointment of RHJ as Subadviser

Effective immediately, the SAI is amended as follows.

1.	In the last sentence of the second paragraph under the section titled “BROKERAGE”, “Rice Hall James & Associates, LLC (Select Equity Fund)” is added to the list of subadvisers.

2.	The following paragraphs are added to the section titled “MANAGEMENT, ADVISORY AND OTHER SERVICES – Portfolio Subadvisers”:

Rice Hall James & Associates, LLC. Rice Hall James & Associates, LLC (“RHJ”) is an employee-owned Delaware limited liability company and is a registered investment adviser under the Advisers Act. RHJ’s address is 600 West Broadway, Suite 1000, San Diego, California 92101. RHJ entered into a subadvisory contract dated November 5, 2021 to manage a portion of the Select Equity Fund’s portfolio. RHJ is not affiliated with CMC or the Trust. RHJ performs its duties and provides services subject to the oversight and supervision of CMC. As of August 31, 2021, RHJ had approximately $3.04 billion in assets under management.

Under the terms of the Select Equity Fund subadvisory contract, RHJ will provide a continuous investment program for the portion of Fund assets allocated to it, consistent with the Fund’s investment objectives and applicable policies. RHJ is also responsible for making all portfolio and brokerage decisions for the portion of Fund assets allocated to it.

Fees payable to RHJ under the agreement are calculated on the basis of average daily net assets and are paid quarterly by CMC. The Select Equity Fund is not responsible for payment of the subadvisory fees to RHJ.

3.	The following rows are added to the section titled “ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS – Other Accounts the Portfolio Managers are Managing”:

Portfolio Manager	Fund	Other Accounts Managed by the Portfolio Manager
Louis M. Holtz, CFA**	Select Equity Fund

Other Registered Investment Companies: 3 funds with approximately $534 million in assets.

Other Pooled Investment Vehicles: 6 pools with approximately $651 million in assets.

Other Accounts: 193 accounts with approximately $1,209 million in assets.

Yossi Lipsker, CFA**	Select Equity Fund

Other Registered Investment Companies: 3 funds with approximately $534 million in assets.

Other Pooled Investment Vehicles: 6 pools with approximately $651 million in assets.

Other Accounts: 193 accounts with approximately $1,209 million in assets.

**Data for this portion of the table is as of September 30, 2021.

4.	The following row is added to the Conflict of Interest table in the section titled “ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS – Conflicts of Interest”:

Portfolio Manager	Fund	Conflict of Interest
Louis M. Holtz, CFA Yossi Lipsker, CFA	Select Equity Fund

The portfolio managers for the Micro Cap Opportunities strategy currently manage non-mutual fund accounts invested in this strategy. Also managing a mutual fund in this strategy would present potential conflict of interests, which include: (i) where the portfolio managers could favor one account, or type of account over another, (ii) where knowledge by the portfolio managers of the size, timing of trades, and market impact could be used to the advantage of other accounts and result in the disadvantage to a mutual fund that is managed in the same strategy, and (iii) where the portfolio managers could allocate profitable trades in the strategy to performance based fee accounts vs. non-performance based fee accounts. To address these potential conflicts, RHJ has detailed written policies and procedures covering, among other things, allocation of investment opportunities and aggregated trades, best execution, soft dollar arrangements, and principal and cross trading.

5.

The following row is added to the Compensation Structure table in the section titled “ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS – Compensation Structure” after the last row relating to the Select Equity Fund:

Portfolio Manager	Fund	Compensation Structure
Louis M. Holtz, CFA Yossi Lipsker, CFA	Select Equity Fund	Compensation for the portfolio managers is a combination of both salary and revenue-sharing, based on revenues generated by the

Portfolio Manager	Fund	Compensation Structure

strategies they manage. RHJ believes that this policy offers a sustainable balance between fixed and variable compensation in normalized market environments. It also aligns the interests of the team with those of RHJ.

6.	The following rows are added to the section titled “ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS – Share Ownership by Portfolio Managers”:

Portfolio Manager	Fund	Ownership
Louis M. Holtz, CFA*	Select Equity Fund	A
Yossi Lipsker, CFA*	Select Equity Fund	A

* Data for this portion of the table is as of October 31, 2021.

7.	The following is added to the end of the section titled “APPENDIX B – PROXY VOTING POLICIES AND PROCEDURES – Clearwater Select Equity Fund”:

RICE HALL JAMES & ASSOCIATES, LLC

PROXY VOTING POLICY

In General

Rule 206(4)-6 of the Advisers Act (the “Rule”) requires investment advisers to adopt and implement written policies and procedures reasonably designed to ensure that proxies voted for on behalf of its clients are in the clients’ best interest. The Rule further requires advisers to disclose in Part 2 of Form ADV; a concise summary of the adviser’s proxy voting process; an offer to provide a copy of the adviser’s complete proxy voting policy and procedure to clients upon request; and disclosure regarding how clients may obtain the proxy voting records.

RHJ has adopted proxy voting policies and procedures, and utilizes a third party proxy voting service to administer, research, recommend, and record votes for client proxies. Under RHJ’s standard investment advisory contract, RHJ will vote all shares held on behalf of its clients, unless any such client indicates intent to retain voting responsibility or designates an alternate responsible party. Additionally, RHJ is responsible for voting proxies on behalf of the RHJ Mutual Funds.

Policy

RHJ’s general policy is to vote proxies on behalf of its clients, including the RHJ Mutual Funds, sub-advised funds, and the RHJ Collective Investment Trust (“RHJ CIT”). However, RHJ may choose not to vote proxies in certain situations or for certain accounts, such as: 1) when a client has informed RHJ it wishes to retain the right to vote proxies; in which case, RHJ shall instruct the custodian to send the proxy material directly to the client; 2) when RHJ determines the voting cost exceeds any anticipated benefit to the client; 3) when a proxy is received for a terminated client account; 4) when a proxy is received for a security RHJ no longer manages (i.e., had previously sold the entire position); and/or 5) when exercising the voting rights could restrict the Portfolio Manager’s ability to freely trade the security in question.

A summary of RHJ’s policies and procedures on proxy voting is disclosed in Form ADV Part 2A, along with an offer to provide a copy of these policies and procedures to clients upon request.

Proxy Voting

Proxy Voting Guidelines and Responsibility

The fundamental proxy voting guideline RHJ follows is to reasonably ensure the manner in which shares are voted is in the client’s best interest and considers the investment value. RHJ utilizes Glass, Lewis & Co. (GL) Proxy Voting Services for proxy voting administration and research. RHJ has adopted the Glass Lewis proxy voting guidelines, but may override GL recommendations when it is in a client’s best interest.

Material Conflicts of Interest

RHJ and/or GL could be subject to conflicts of interest when voting RHJ client proxies due to business or personal relationships with persons who the vote could impact. For example, RHJ, GL or one or more of either party’s affiliates may provide services to or be an affiliate of a company whose management is soliciting proxies.

If at any time, RHJ, GL or either party’s employees become aware of a potential or actual conflict of interest relating to a proposed proxy vote, the actual or apparent conflict must be promptly reported to RHJ’s CCO. The manner in which the conflict of interest is remedied is dependent upon the conflict type and material impact. For example:

1.	If the written voting guidelines state the voting position as either “for” or “against” such a proposal, then voting will be in accordance with the pre-determined guidelines.

2.

If the written voting guidelines state the voting position will be determined on a “case by case” basis for such a proposal, or such a proposal is not listed in the proxy voting guidelines, then the CCO will select one of the two following methods depending upon the facts and circumstances of each situation, and the requirements of applicable law:

(i)	The proxy vote will be determined by the party with no conflict of interest. In other words, if GL has a conflict, then RHJ will make the voting determination and vice versa; or

(ii)	The proxy vote will be pursuant to client direction.

Overview of Proxy Voting Procedures

When a client elects RHJ to vote proxies for the account managed by RHJ, the client’s custodian is notified to forward proxy materials to Glass Lewis. RHJ provides GL with account and custodian information for reconciliation purposes.

As voting agent, Glass Lewis will:

1.	Receive all materials directly from Broadridge or the custodian
2.	Open proxy mail and log proxies
3.	Reconcile ballots and, as necessary, contact custodians for missing ballots
4.	Distribute research with suggested vote recommendations
5.	Mark, copy and mail proxy cards
6.	Maintain records of all votes cast
7.	Provide customized written reports and voting records upon request
8.	Notify RHJ’s CCO immediately if any conflicts of interest arise due to a pending vote
9.	Handle conflicts of interest in accordance with RHJ procedures

In addition, RHJ’s proxy voting coordinator will notify the Portfolio Manager of all level 1 (i.e. mergers, large acquisitions and transactions resulting in over 50% ownership) and contested proxies for their review. RHJ’s proxy voting coordinator will ensure that the rationale for a proxy voted contrary to the GL proxy voting guidelines is documented and maintained as part of the firm’s books and records.

Any Report Feedback Statements from the issuer will be forwarded to the Portfolio Manager for her/his review. Similar to level 1/contested proxies, these will be logged and if necessary, the vote will be updated in the Glass Lewis platform, Viewpoint.

Proxy votes that have been updated on the Glass Lewis platform (i.e. votes different from the Glass Lewis recommendation) are reviewed by the Director of Operations or designee for accuracy.

After each calendar year-end, Glass Lewis (GL) updates their guidelines which are then reviewed by the Director of Operations, Chief Investment Officers, Chief Compliance Officer, and President.

Obtaining Proxy Voting Records

A client may request proxy voting records or a copy of the GL Proxy Voting Guidelines by emailing RHJ at info@ricehall.com or by submitting a written request to:

RHJ Proxy Voting Info

600 West Broadway, Suite 1000

San Diego, CA 92101

Due Diligence

The CCO or designee performs periodic due diligence reviews of GL, at least annually, to ensure GL receives and votes required RHJ’s clients’ proxies in accordance with written policies and procedures as well as maintains all required proxy voting records on behalf of RHJ.

Proxy Voting Records

RHJ will maintain the following records in accordance with these policies and procedures:

1.	A copy of proxy voting policies and procedures
2.	A copy of each proxy statement RHJ receives regarding client’s securities
3.	A record of each vote cast by RHJ on behalf of a client
4.

A copy of documents created by RHJ that were material to the proxy voting decision made on behalf of a client or that memorialize the basis for that decision, along with documentation of instances where RHJ voted proxies not in accordance with GL guidelines.

5.	A copy of each written client request for information regarding decisions made on behalf of the requesting client, and a copy of RHJ’s response to any (written or oral) client request for information.

The foregoing records will be retained for such period of time as is required to comply with applicable laws and regulations, but no less than 7 years from the end of the fiscal year in which the record was created. RHJ relies on one, or more, third party to create and retain the records referred to in items 2 and 3 above.

Reporting and Disclosures

A copy of these policies and procedures will be provided to the RHJ Mutual Fund’s CCO and the designated personnel of the sub-advised funds and RHJ CIT any time upon request and upon amendment. In addition, information on each proxy voted for the RHJ Mutual Fund and the sub-advised funds will be provided annually to the RHJ Mutual Fund’s CCO or designee and the sub-advised fund’s designated personnel for purposes of completing and filing Form N-PX. RHJ will provide information on each proxy voted for the RHJ CIT annually to the designated personnel for reporting to the RHJ CIT Board.

Due Diligence

The CCO or designee will perform periodic due diligence reviews of GL, at least annually to ensure GL is performing all the services listed above in accordance with the written agreement between RHJ and GL.

8.	On the second to last page of the SAI, the following is added under “CLEARWATER INVESTMENT TRUST – Clearwater Select Equity Fund Subadvisers”:

Rice Hall James & Associates, LLC

600 West Broadway, Suite 1000

San Diego, California 92101

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.